Other Liabilities	9 Months Ended
Sep. 30, 2011
Other Liabilities [Abstract]
Other Liabilities

NOTE 7. Other Liabilities

Other current liabilities are summarized as follows:

	September 30	December 31
	2011	2010
	(Dollars in Millions)
Product warranty and recall reserves	$42	$44
Non-income taxes payable	40	41
Foreign currency hedges	29	—
Restructuring reserves	27	43
Deferred income	23	6
Accrued interest	16	11
Income taxes payable	14	38
Reorganization related accruals	14	97
Other accrued liabilities	92	85

	$297	$365

The following is a summary of the Company’s consolidated restructuring reserves and related activity for the nine months ended September 30, 2011.

	Interiors	Climate	Electronics	Lighting	Central	Total
	(Dollars in Millions)
December 31, 2010	$37	$2	$3	$—	$1	$43
Expenses	4	—	—	—	—	4
Reversal	(6)	—	—	—	—	(6)
Foreign currency	1	—	—	—	—	1
Utilization	(12)	—	(1)	—	(1)	(14)

March 31, 2011	$24	$2	$2	$—	$—	$28

Expenses	—	—	21	—	—	21
Reversal	—	—	(2)	—	—	(2)
Foreign currency	1	—	—	—	—	1
Utilization	(6)	—	—	—	—	(6)

June 30, 2011	$19	$2	$21	$—	$—	$42

Expenses	1	—	1	—	—	2
Reversal	(1)	—	—	—	—	(1)
Foreign currency	—	—	(1)	—	—	(1)
Utilization	(14)	—	(1)	—	—	(15)

September 30, 2011	$5	$2	$20	$—	$—	$27

Restructuring reserves as of September 30, 2011 includes $20 million for severance and termination benefits for employees of the Company’s Electronics operation in El Puerto de Santa Maria, Cadiz, Spain pursuant to a June 2011 closure announcement and $3 million of severance and termination benefits for former employees of the Company’s Interiors operation in La Touche-Tizon, Rennes, France that was divested in December 2010. The Company anticipates that the activities associated with these reserves will be substantially completed within the next 12 months. Utilization for the three and nine months ended September 30, 2011 of $15 million and $35 million, respectively, primarily represent payments for employee severance and termination benefits related to previously announced restructuring actions. Restructuring expenses and reversals are further discussed in Note 1, “Basis of Presentation,” to the consolidated financial statements.

Other non-current liabilities are summarized as follows:

	September 30	December 31
	2011	2010
	(Dollars in Millions)
Income tax reserves	$99	$96
Non-income taxes payable	45	43
Deferred income	36	20
Product warranty and recall reserves	26	31
Other accrued liabilities	23	27

	$229	$217

Portions of the Company’s current and non-current deferred income totaling $15 million and $32 million, respectively, relate to payments received pursuant to various customer accommodation, support and other agreements. Revenue associated with these agreements is being recorded in relation to the delivery of associated products, assets and/or services in accordance with the terms of the underlying agreement or over the estimated period of benefit to the customer, generally representing the duration of remaining production on current vehicle platforms. The Company recorded $4 million and $16 million of revenue associated with these payments during the three and nine months ended September 30, 2011. The Company expects to record approximately $4 million, $15 million, $13 million, $12 million and $3 million of deferred amounts in the remainder of 2011 and the annual periods of 2012, 2013, 2014 and 2015, respectively.